The Company’s Share-based Compensation Plan	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
The Company’s Share-based Compensation Plan

Note	24 | The Company’s Share-based Compensation Plan

Of the total of treasury shares acquired in the framework of the Program for the repurchase of shares approved in 2008, 6,991,651 shares are to be used for the implementation of a Long-Term Incentive Plan in favor of the staff in an employment relationship with the Company in 2017, in accordance with the provisions of section 67 of the Law on Capital Markets.

On April 14, 2023, 142,040 treasury shares were awarded, as part of the implementation of an Incentive Plan, to certain employees, beneficiaries of said plan, which was to be in effect and which was approved by the shareholders’ meeting of April 18, 2017. The fair value of the shares at the award date amounted to $ 65 and has been recorded in the Salaries and social security taxes line item, with a contra account in Equity. The amount recorded in Equity is net of the tax effect.